Business combinations (Details) - USD ($)						6 Months Ended		12 Months Ended
	Jul. 17, 2020	Jan. 22, 2020	Sep. 24, 2019	May 23, 2019	Jan. 25, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Mar. 09, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill						$ 901,245,000		$ 901,245,000		$ 883,170,000	$ 756,260,000
Cash outflows						47,367,000	$ 81,631,000
Medpass
Business Acquisition [Line Items]
Percentage of share capital acquired		100.00%
Cash & cash equivalents		$ 10,170,000
Property, plant and equipment		45,000
Operating right of use assets		539,000
Goodwill		27,304,000
Accounts receivable		3,033,000
Prepayments and other current assets		158,000
Accounts payable		(368,000)
Unearned revenue		(989,000)
Other liabilities		(2,315,000)
Current lease liabilities		(219,000)
Non-current lease liabilities		(320,000)
Non-current deferred tax liability		(4,090,000)
Net assets acquired		47,556,000
Cash outflows		46,992,000
Working capital adjustments (decrease) increase		564,000
Contingent consideration		0				0		0
Total consideration		47,556,000
Goodwill expected to be tax deductible		0
Contingent consideration, maximum amount		6,700,000
Symphony
Business Acquisition [Line Items]
Percentage of share capital acquired			100.00%
Cash & cash equivalents			$ 3,292,000
Property, plant and equipment			564,000
Operating right of use assets			820,000
Goodwill			22,865,000
Accounts receivable			4,544,000
Unbilled revenue			186,000
Other receivables			6,000
Prepayments and other current assets			181,000
Accounts payable			(799,000)
Unearned revenue			(2,411,000)
Other liabilities			(933,000)
Current lease liabilities			(289,000)
Non-current lease liabilities			(531,000)
Net assets acquired			37,817,000
Cash outflows			34,976,000
Working capital adjustments (decrease) increase			341,000
Contingent consideration			2,500,000			$ 500,000		500,000
Total consideration			37,817,000
MeDiNova
Business Acquisition [Line Items]
Percentage of interest acquired									100.00%
Cash & cash equivalents				$ 7,719,000
Property, plant and equipment				670,000
Operating right of use assets				1,558,000
Goodwill				81,760,000
Accounts receivable				3,488,000
Unbilled revenue				4,272,000
Other receivables				819,000
Prepayments and other current assets				406,000
Accounts payable				(5,484,000)
Unearned revenue				(5,796,000)
Other liabilities				(6,860,000)
Current lease liabilities				(430,000)
Non-current lease liabilities				(1,128,000)
Non-current deferred tax liability				(1,345,000)
Net assets acquired				86,249,000
Cash outflows				54,123,000
Working capital adjustments (decrease) increase				(466,000)
Redeemable noncontrolling interest				32,592,000
Total consideration				86,249,000
Goodwill expected to be tax deductible				0
Business combination fair value adjustment increase to other liabilities								1,600,000
Business combinations fair value adjustments decrease to operating right of use assets								300,000
Business combination fair value adjustments decrease to current lease liabilities								100,000
Business combinations fair value adjustments decrease to non-current lease liabilities								300,000
Business combinations fair value adjustments decrease to non-current deferred tax liability								$ 2,200,000
MeDiNova | Subsequent Event
Business Acquisition [Line Items]
Settlement of liability	$ 43,900,000
MMD
Business Acquisition [Line Items]
Percentage of share capital acquired					100.00%
Cash & cash equivalents					$ 686,000
Property, plant and equipment					1,697,000
Operating right of use assets					2,866,000
Goodwill					22,430,000
Accounts receivable					3,100,000
Unbilled revenue					2,421,000
Other receivables					43,000
Prepayments and other current assets					908,000
Deferred tax asset					1,568,000
Accounts payable					(1,280,000)
Unearned revenue					(540,000)
Other liabilities					(1,232,000)
Current lease liabilities					(699,000)
Non-current lease liabilities					(2,167,000)
Non-current other liabilities					(1,123,000)
Net assets acquired					42,173,000
Cash outflows					42,349,000
Working capital adjustments (decrease) increase					(176,000)
Total consideration					42,173,000
Goodwill expected to be tax deductible					0
Customer Relationships | Medpass
Business Acquisition [Line Items]
Customer relationships		11,725,000
Customer Relationships | Symphony
Business Acquisition [Line Items]
Customer relationships			8,159,000
Customer Relationships | MeDiNova
Business Acquisition [Line Items]
Customer relationships				3,887,000
Customer Relationships | MMD
Business Acquisition [Line Items]
Customer relationships					10,708,000
Order backlog | Medpass
Business Acquisition [Line Items]
Customer relationships		$ 2,883,000
Order backlog | Symphony
Business Acquisition [Line Items]
Customer relationships			$ 2,163,000
Order backlog | MeDiNova
Business Acquisition [Line Items]
Customer relationships				171,000
Order backlog | MMD
Business Acquisition [Line Items]
Customer relationships					$ 2,787,000
Patient database | MeDiNova
Business Acquisition [Line Items]
Customer relationships				$ 2,542,000